SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Schedule of revenues by external customers by products and services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024 [1]	Dec. 31, 2023 [1]
Revenue from External Customer [Line Items]
Total Revenues	$ 27,896	$ 27,635	$ 26,570
Products sales [Member]
Revenue from External Customer [Line Items]
Total Revenues	20,358	20,110	19,813
Products operating lease [Member]
Revenue from External Customer [Line Items]
Total Revenues	1,096	1,413	1,774
Products [Member]
Revenue from External Customer [Line Items]
Total Revenues	21,454	21,523	21,587
Services [Member]
Revenue from External Customer [Line Items]
Total Revenues	$ 6,442	$ 6,112	$ 4,983

[1]	Reclass